UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23742

CONNORS FUNDS
(Exact name of registrant as specified in charter)

1210 Broadcasting Road, Suite 200
Wyomissing, Pennsylvania 19610
(Address of principal executive offices) (Zip code)

Peter Connors, President
c/o Connors Investor Services, Inc.
1210 Broadcasting Road, Suite 200
Wyomissing, Pennsylvania 19610
(Name and address of agent for service)

With copy to: Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

Registrant’s telephone number, including area code:	(610) 376-7418

Date of fiscal year end:	November 30

Date of reporting period:	May 31,2025

Item 1. Reports to Stockholders.

(a)

Connors Hedged Equity Fund

Institutional Class (CVRDX)

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Connors Hedged Equity Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.connorsinvestor.com/mutual-fund. You can also request this information by contacting us at (833) 601-2676.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$54	1.10%

How did the Fund perform during the reporting period?

The market pullback that began in late February continued into the period ended May 31, 2025, with selling broadening beyond Technology as investor concern grew over slowing economic growth and tariff uncertainty. Volatility spiked and growth and momentum were sold with proceeds flowing into value and low volatility securities. As is often the case after sizeable spikes in volatility, the market rallied sharply following the announcement of a 90-day tariff pause with the market regaining much of the decline. During the quarter, several modest changes were made to the portfolio as news of tariff implementations and iterations came to light. Since most sectors could be vulnerable regardless of traditional safety haven status, each holding was scrutinized for exposure to the new tariff realities and potential slower economic growth.While options truncated some upside, the downside participation was lessened with the Fund outperforming the S&P 500® Index by 390 bps during the sell-off from February 19 to April 8, 2025.

In terms of sector weightings, the Fund was overweight in Materials (4.9% weight), Energy (4.0%), Industrials (9.2%), Consumer Staples (7.1%), Healthcare (11.4%), Utilities (3.6%) and Real Estate (4.2%). The portfolio was underweight Communications (8.1%), Consumer Discretionary (8.9%), Technology (23.8%) and Financials (12.9%). During the first half, we increased our weights in defensive sectors including Utilities and Real Estate and reduced weightings in Technology, Communications and Financials to increase yield and reduce portfolio volatility. The Adviser also utilized the market pullback to opportunistically add more cyclical positions later in the period.

Option writing varied greatly during the first half, as we rolled options where it made sense through mid-February allowing the underlying position to participate in additional potential upside while avoiding capital gains. During the sell-off, the Fund was able to generate additional income premium and write further out of the money options given the higher CBOE Volatility Index ("VIX"). This allowed the Fund to avoid getting whipsawed while still dampening volatility with option premium.

Following the market bounce, we remain opportunistic in adding to or establishing new positions in the Fund. We continue to write call options on spikes in stock prices to increase income and reduce volatility. We remain active in managing the Fund's put spreads, looking to limit the cost of put protection during upturns while utilizing declines in the VIX to add put protection. We believe the market rally could continue, but point out that market pullbacks of 5% or greater are common and believe that many investors could benefit from a hedged equity fund to remain invested in the market.

How has the Fund performed since inception?

Total Return Based on $25,000 Investment

Connors Hedged Equity Fund - Institutional Class
CBOE S&P 500® BuyWrite Index
S&P 500® Index
$35,000
$32,500
$30,000
$27,500
$25,000
$22,500
$34,328
$32,202
$29,217
Jan-2022
May-2022
May-2023
May-2024
May-2025

	Connors Hedged Equity Fund - Institutional Class	CBOE S&P 500® BuyWrite Index	S&P 500® Index
Jan-2022	$25,000	$25,000	$25,000
May-2022	$24,000	$23,592	$22,920
May-2023	$24,577	$24,466	$23,590
May-2024	$29,795	$26,732	$30,239
May-2025	$32,202	$29,217	$34,328

Average Annual Total Returns

	1 Year	Annualized Since Inception (1/19/2022)
Connors Hedged Equity Fund - Institutional Class	8.08%	7.82%
S&P 500® Index	13.52%	9.89%
CBOE S&P 500® BuyWrite Index	9.30%	4.75%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information is available on the Fund's website www.connorsinvestor.com/mutual-fund.

Fund Statistics

  Net Assets$48,189,852
  Number of Portfolio Holdings127
  Advisory Fee$83,170
  Portfolio turnover (six months)26%
  Sharpe ratio0.30
  Beta0.71
  Standard Deviation9.93%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.0%
Nvidia Corp.	3.8%
Meta Platforms, Inc. - Class A	3.1%
Apple, Inc.	3.0%
Eaton Corp. PLC	2.9%
Morgan Stanley	2.8%
Alphabet, Inc. - Class A	2.7%
Welltower, Inc.	2.7%
Linde PLC	2.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
23.8%
Financials
12.9%
Health Care
11.4%
Industrials
9.2%
Consumer Discretionary
8.9%
Communications
8.1%
Consumer Staples
7.1%
Materials
4.9%
Real Estate
4.2%
Energy
4.0%
Utilities
3.6%
Money Market
2.9%
Purchased Options
0.6%
Liabilities in Excess of Other Assets
-1.6%

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Purchased Options	0.6%
Money Market	2.9%
Utilities	3.6%
Energy	4.0%
Real Estate	4.2%
Materials	4.9%
Consumer Staples	7.1%
Communications	8.1%
Consumer Discretionary	8.9%
Industrials	9.2%
Health Care	11.4%
Financials	12.9%
Technology	23.8%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.connorsinvestor.com/mutual-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Connors Hedged Equity Fund - Institutional Class (CVRDX)

Semi-Annual Shareholder Report - May 31, 2025

TSR-SAR 053125-CVRDX

(b)	Not Applicable

Item 2. Code of Ethics.

Not Applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not Applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not Applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not Applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Connors Hedged Equity Fund

Semi-Annual Financial Statements

and Additional Information

May 31, 2025

Fund Adviser:
Connors Investor Services, Inc.
1210 Broadcasting Road, Suite
200 Wyomissing, PA 19610

Connors Hedged Equity Fund
Schedule of Investments
May 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.13%
Communications — 8.09%
Alphabet, Inc., Class A(a)	7,645	$1,312,952
AT&T, Inc.(a)	40,000	1,112,000
Meta Platforms, Inc., Class A(a)	2,275	1,473,040
		3,897,992
Consumer Discretionary — 8.88%
Amazon.com, Inc.(a) (b)	9,500	1,947,595
Chipotle Mexican Grill, Inc.(a) (b)	8,000	400,640
Lowe’s Companies, Inc.(a)	4,275	964,996
TJX Companies, Inc. (The)(a)	7,625	967,612
		4,280,843
Consumer Staples — 7.07%
Coca-Cola Co. (The)(a)	10,335	745,153
Costco Wholesale Corp.(a)	1,165	1,211,810
Procter & Gamble Co. (The)(a)	4,300	730,527
Walmart,Inc.(a)	7,300	720,656
		3,408,146
Energy — 4.04%
Chevron Corp.(a)	6,700	915,890
Williams Companies, Inc. (The)(a)	17,000	1,028,670
		1,944,560
Financials — 12.89%
Charles Schwab Corp. (The)(a)	8,500	750,890
Chubb Ltd.(a)	3,370	1,001,564
JPMorgan Chase & Co.(a)	4,280	1,129,920
Morgan Stanley(a)	10,700	1,369,921
Visa, Inc., Class A(a)	2,035	743,162
Wells Fargo & Co.(a)	16,285	1,217,792
		6,213,249
Health Care — 11.44%
Abbott Laboratories(a)	8,970	1,198,213
AbbVie, Inc.(a)	4,810	895,189
Eli Lilly & Co.(a)	1,140	840,944
Medtronic PLC(a)	9,500	788,310
Stryker Corp.(a)	2,310	883,898
UnitedHealth Group, Inc.	3,000	905,730
		5,512,284
Industrials — 9.19%
Dover Corp.(a)	5,445	967,849
Eaton Corp. PLC(a)	4,300	1,376,860
Quanta Services, Inc.(a)	3,210	1,099,617
RTX Corp.(a)	7,200	982,656
		4,426,982
Materials — 4.89%
DuPont de Nemours, Inc.(a)	17,000	1,135,600

See accompanying notes which are an integral part of these financial statements.

Connors Hedged Equity Fund
Schedule of Investments (continued)
May 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.13% - continued
Materials — 4.89% - continued
Linde PLC	2,605	$1,218,046
		2,353,646
Real Estate — 4.23%
Prologis, Inc.(a)	6,900	749,340
Welltower, Inc.(a)	8,350	1,288,238
		2,037,578
Technology — 23.77%
Apple, Inc.(a)	7,110	1,428,044
Broadcom, Inc.(a)	4,900	1,186,143
Cisco Systems, Inc.(a)	18,575	1,170,968
Microsoft Corp.(a)	4,720	2,172,899
Nvidia Corp.(a)	13,525	1,827,633
Oracle Corp.(a)	5,210	862,411
Palo Alto Networks, Inc.(a) (b)	5,850	1,125,657
Salesforce, Inc.(a)	3,950	1,048,212
Tyler Technologies, Inc.(a) (b)	1,100	634,689
		11,456,656
Utilities — 3.64%
Duke Energy Corp.(a)	7,250	853,470
NextEra Energy, Inc.(a)	12,775	902,426
		1,755,896
Total Common Stocks (Cost $40,044,100)		47,287,832

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
PURCHASED PUT OPTIONS — 0.59%
S&P 500 Index	15	$8,867,535	$5,100.00	June 2025	$4,950
S&P 500 Index	25	14,779,225	5,400.00	June 2025	21,125
S&P 500 Index	15	8,867,535	5,750.00	July 2025	122,100
S&P 500 Index	15	8,867,535	5,800.00	July 2025	139,500
Total Purchased Put Options (Cost $680,413)					287,675
Total Purchased Options (Cost $680,413)					287,675

MONEY MARKET FUNDS — 2.89%
First American Government Obligations Fund - Class X, 4.23% (c)	1,391,673	1,391,673
Total Money Market Funds (Cost $1,391,673)		1,391,673
Total Investments — 101.61% (Cost $42,116,186)		48,967,180
Liabilities in Excess of Other Assets — (1.61)%		(777,328)
NET ASSETS — 100.00%		$48,189,852

(a)	All or a portion of the security is held as collateral for written options.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of May 31, 2025.

See accompanying notes which are an integral part of these financial statements.

Connors Hedged Equity Fund
Schedule of Open Written Option Contracts
May 31, 2025 (Unaudited)

	Number of	Notional	Exercise
Description	Contracts	Amount	Price	Expiration Date	Fair Value
WRITTEN OPTIONS (1.48)%
WRITTEN CALL OPTIONS (1.32)%
Abbott Laboratories	(4)	$(53,432)	$150.00	June 2025	$(38)
Abbott Laboratories	(49)	(654,542)	140.00	August 2025	(16,415)
AbbVie, Inc.	(5)	(93,055)	195.00	June 2025	(870)
AbbVie, Inc.	(25)	(465,275)	210.00	August 2025	(5,275)
Alphabet, Inc., Class A	(30)	(515,220)	175.00	June 2025	(9,225)
Alphabet, Inc., Class A	(18)	(309,132)	200.00	June 2025	(306)
Amazon.com, Inc.	(4)	(82,004)	200.00	June 2025	(3,500)
Amazon.com, Inc.	(43)	(881,543)	215.00	June 2025	(7,912)
Amazon.com, Inc.	(10)	(205,010)	240.00	August 2025	(2,215)
Apple, Inc.	(4)	(80,340)	215.00	June 2025	(512)
Apple, Inc.	(40)	(803,400)	220.00	June 2025	(2,840)
AT&T, Inc.	(200)	(556,000)	30.00	June 2025	(700)
Broadcom, Inc.	(26)	(629,382)	230.00	June 2025	(50,049)
Charles Schwab Corp. (The)	(50)	(441,700)	87.50	July 2025	(19,750)
Chevron Corp.	(20)	(273,400)	170.00	June 2025	(130)
Chipotle Mexican Grill, Inc.	(3)	(15,024)	60.00	June 2025	(16)
Chubb Ltd.	(2)	(59,440)	310.00	June 2025	(145)
Chubb Ltd.	(18)	(534,960)	310.00	July 2025	(4,680)
Cisco Systems, Inc.	(112)	(706,048)	67.50	June 2025	(672)
Coca-Cola Co. (The)	(21)	(151,410)	75.00	June 2025	(326)
Coca-Cola Co. (The)	(5)	(36,050)	75.00	August 2025	(608)
Coca-Cola Co. (The)	(36)	(259,560)	75.00	September 2025	(1,728)
Costco Wholesale Corp.	(5)	(520,090)	1,020.00	June 2025	(17,224)
Costco Wholesale Corp.	(2)	(208,036)	1,060.00	June 2025	(2,485)
Dover Corp.	(6)	(106,650)	185.00	June 2025	(840)
Dover Corp.	(27)	(479,925)	210.00	September 2025	(4,523)
Duke Energy Corp.	(45)	(529,740)	125.00	July 2025	(3,488)
DuPont de Nemours, Inc.	(65)	(434,200)	85.00	June 2025	(325)
DuPont de Nemours, Inc.	(40)	(267,200)	72.50	July 2025	(4,100)
Eaton Corp. PLC	(12)	(384,240)	310.00	June 2025	(18,960)
Eaton Corp. PLC	(5)	(160,100)	340.00	June 2025	(1,013)
Eaton Corp. PLC	(5)	(160,100)	350.00	June 2025	(338)
Eaton Corp. PLC	(4)	(128,080)	340.00	July 2025	(2,500)
Eli Lilly & Co.	(7)	(516,369)	900.00	August 2025	(8,995)
JPMorgan Chase & Co.	(25)	(660,000)	250.00	June 2025	(39,749)
Lowe’s Companies., Inc.	(26)	(586,898)	260.00	June 2025	(494)
Medtronic PLC	(57)	(472,986)	92.50	August 2025	(6,042)
Meta Platforms, Inc., Class A	(3)	(194,247)	670.00	June 2025	(2,490)
Meta Platforms, Inc., Class A	(9)	(582,741)	650.00	July 2025	(25,200)
Microsoft Corp.	(7)	(322,252)	405.00	June 2025	(39,883)
Microsoft Corp.	(22)	(1,012,792)	410.00	June 2025	(113,739)
Morgan Stanley	(4)	(51,212)	135.00	June 2025	(298)
Morgan Stanley	(5)	(64,015)	130.00	August 2025	(3,013)
Morgan Stanley	(55)	(704,165)	135.00	August 2025	(21,312)
New Linde PLC	(12)	(561,096)	475.00	June 2025	(5,100)

See accompanying notes which are an integral part of these financial statements.

Connors Hedged Equity Fund
Schedule of Open Written Option Contracts (continued)
May 31, 2025 (Unaudited)

	Number of	Notional	Exercise
Description	Contracts	Amount	Price	Expiration Date	Fair Value
WRITTEN OPTIONS (1.48)% (continued)
WRITTEN CALL OPTIONS (1.32)% (continued)
New Linde PLC	(4)	$(187,032)	$500.00	June 2025	$(380)
NextEra Energy, Inc.	(75)	(529,800)	77.50	June 2025	(900)
Nvidia Corp.	(30)	(405,390)	135.00	June 2025	(15,000)
NVIDIA Corp.	(50)	(675,650)	135.00	July 2025	(40,749)
Oracle Corp.	(30)	(496,590)	185.00	June 2025	(5,745)
Oracle Corp.	(1)	(16,553)	175.00	July 2025	(583)
Palo Alto Networks, Inc.	(2)	(38,484)	200.00	June 2025	(427)
Palo Alto Networks, Inc.	(32)	(615,744)	210.00	June 2025	(1,808)
Procter & Gamble Co. (The)	(18)	(305,802)	180.00	July 2025	(1,323)
Procter & Gamble Co. (The)	(7)	(118,923)	175.00	August 2025	(2,398)
Prologis, Inc.	(40)	(434,400)	125.00	September 2025	(3,300)
Quanta Services, Inc.	(18)	(616,608)	360.00	August 2025	(30,509)
RTX Corp.	(43)	(586,864)	140.00	August 2025	(18,920)
Salesforce, Inc.	(13)	(344,981)	330.00	June 2025	(293)
Salesforce, Inc.	(6)	(159,222)	320.00	July 2025	(459)
Salesforce, Inc.	(5)	(132,685)	330.00	August 2025	(433)
Stryker Corp.	(13)	(497,432)	410.00	June 2025	(1,170)
TJX Companies., Inc. (The)	(37)	(469,530)	125.00	June 2025	(12,395)
TJX Companies., Inc. (The)	(8)	(101,520)	135.00	July 2025	(660)
Tyler Technologies, Inc.	(7)	(403,893)	710.00	June 2025	(1,505)
Visa, Inc., Class A	(1)	(36,519)	370.00	June 2025	(425)
Visa, Inc., Class A	(11)	(401,709)	390.00	August 2025	(6,243)
Walmart, Inc.	(45)	(444,240)	97.50	June 2025	(13,050)
Wells Fargo & Co.	(7)	(52,346)	72.50	June 2025	(2,363)
Wells Fargo & Co.	(31)	(231,818)	75.00	June 2025	(5,921)
Wells Fargo & Co.	(5)	(37,390)	80.00	June 2025	(160)
Wells Fargo & Co.	(53)	(396,334)	80.00	July 2025	(7,208)
Welltower, Inc.	(50)	(771,400)	155.00	June 2025	(14,375)
Williams Companies, Inc. (The)	(102)	(617,202)	65.00	June 2025	(1,275)
Total Written Call Options (Premiums Received $445,942)					(640,000)
WRITTEN PUT OPTIONS (0.16)%
S&P 500 Index	(15)	(8,867,535)	4,600.00	June 2025	(1,800)
S&P 500 Index	(25)	(14,779,225)	4,900.00	June 2025	(5,188)
S&P 500 Index	(15)	(8,867,535)	5,250.00	July 2025	(33,675)
S&P 500 Index	(15)	(8,867,535)	5,300.00	July 2025	(38,100)
Total Written Put Options (Premiums Received $221,245)					(78,763)
Total Written Options (Premiums Received $667,187)					$(718,763)

See accompanying notes which are an integral part of these financial statements.

Connors Hedged Equity Fund
Statement of Assets and Liabilities
May 31, 2025 (Unaudited)

Assets
Investments in securities at fair value (cost $42,116,186)	$48,967,180
Receivable for investments sold	5,592
Dividends receivable	55,725
Prepaid expenses	34,288
Total Assets	49,062,785
Liabilities
Written options, at fair value (premium received $667,187)	718,763
Payable for fund shares redeemed	103,058
Payable for investments purchased	8,328
Payable to Adviser (Note 4)	14,876
Payable to Administrator	5,448
Payable to trustees	3,730
Other accrued expenses	18,730
Total Liabilities	872,933
Net Assets	$48,189,852
Net Assets consist of:
Paid-in capital	$41,132,935
Accumulated earnings	7,056,917
Net Assets	$48,189,852
Institutional Class
Shares outstanding (unlimited number of shares authorized, no par value)	3,838,317
Net asset value, offering and redemption price per share	$12.55

See accompanying notes which are an integral part of these financial statements.

Connors Hedged Equity Fund
Statement of Operations
For the six months ended May 31, 2025 (Unaudited)

Investment Income
Dividend income	$360,193
Total investment income	360,193
Expenses
Investment Adviser fees	180,545
Administration fees	41,570
Legal fees	23,480
Compliance fees	16,449
Administrative service plan fees	13,541
Registration expenses	10,941
Transfer agent fees	8,765
Audit and tax preparation fees	8,013
Trustee fees	7,480
Printing and postage expenses	5,767
Custodian fees	5,341
Miscellaneous expense	24,517
Total expenses	346,409
Fees contractually waived and expenses reimbursed by Adviser	(97,375)
Net operating expenses	249,034
Net investment income	111,159
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(536,565)
Written options	57,135
Purchased options	931,692
Net change in unrealized appreciation (depreciation) on:
Investment securities	(1,698,881)
Written options	78,114
Purchased options	(340,268)
Net realized and change in unrealized loss on investments	(1,508,773)
Net decrease in net assets resulting from operations	$(1,397,614)

See accompanying notes which are an integral part of these financial statements.

Connors Hedged Equity Fund
Statements of Changes in Net Assets

		For the
	For the Six	Year Ended
	Months Ended	November 30,
	May 31, 2025	2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$111,159	$153,468
Net realized gain on investments	452,262	722,976
Net change in unrealized appreciation (depreciation) of investments	(1,961,035)	6,472,596
Net increase (decrease) in net assets resulting from operations	(1,397,614)	7,349,040
Distributions to shareholders from Earnings	(631,492)	(169,282)
Total distributions	(631,492)	(169,282)
Capital Transactions - Institutional Class:
Proceeds from shares sold	9,986,019	10,061,112
Reinvestment of distributions	631,492	169,282
Amount paid for shares redeemed	(1,291,203)	(1,765,607)
Net increase in net assets resulting from capital transactions	9,326,308	8,464,787
Total Increase in Net Assets	7,297,202	15,644,545
Net Assets
Beginning of period	40,892,650	25,248,105
End of period	$48,189,852	$40,892,650
Share Transactions - Institutional Class:
Shares sold	775,515	845,103
Shares issued in reinvestment of distributions	49,920	15,602
Shares redeemed	(101,256)	(145,552)
Net increase in shares	724,179	715,153

See accompanying notes which are an integral part of these financial statements.

Connors Hedged Equity Fund - Institutional
Class Financial Highlights
(For a share outstanding during each period)

	For the Six				For the
	Months				Period
	Ended		For the Years Ended		Ended
	May31,2025		November 30,		November
	(Unaudited)		2024	2023	30, 2022(a)
Selected Per Share Data:
Net asset value, beginning of period	$13.13		$10.52	$9.86	$10.00
Investment operations:
Net investment income	0.02		0.05	0.07	0.05
Net realized and unrealized gain (loss)	(0.42)		2.63	0.64	(0.19)
Total from investment operations	(0.40)		2.68	0.71	(0.14)
Less distributions to shareholders from:
Net investment income	(0.04)		(0.07)	(0.05)	—
Net realized gains	(0.14)		—	—	—
Total distributions	(0.18)		(0.07)	(0.05)	—
Net asset value, end of period	$12.55		$13.13	$10.52	$9.86
Total Return(b)	(3.03	)% (c)	25.62%	7.25%	(1.40	)% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$48,190		$40,893	$25,248	$14,987
Ratio of net expenses to average net assets	1.10	% (d)	1.12%	1.15%	1.15	% (d)
Ratio of expenses to average net assets before waiver and reimbursement	1.53	% (d)	1.74%	2.32%	4.05	% (d)
Ratio of net investment income to average net assets	0.49	% (d)	0.47%	0.87%	0.84	% (d)
Portfolio turnover rate	26	% (c)	48%	52%	30	% (c)

(a)	For the period January 19, 2022 (commencement of operations) to November 30, 2022.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Connors Hedged Equity Fund
Notes to the Financial Statements
May 31, 2025 (Unaudited)

NOTE 1. ORGANIZATION

The Connors Hedged Equity Fund (the “Fund”) is a diversified series of Connors Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on September 15, 2021. The Fund currently offers one class of shares: Institutional Shares. The Fund commenced investment operations on January 19, 2022. The Fund’s investment adviser is Connors Investor Services, Inc. (the “Adviser”). The investment objective of the Fund is to seek to achieve capital appreciation and secondarily income generation, with lower volatility than U.S. equity markets.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended May 31, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any,

Connors Hedged Equity Fund
Notes to the Financial Statements (continued)
May 31, 2025 (Unaudited)

related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended May 31, 2025, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Options Contracts - The Fund may purchase and sell put and call options. A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase

Connors Hedged Equity Fund
Notes to the Financial Statements (continued)
May 31, 2025 (Unaudited)

its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. Refer to the Fund’s Schedule of Investments for details regarding open option contracts as of May 31, 2025. The amount of realized gain (loss) on Purchased and Written Options is presented on the Statement of Operations as “Net Realized Gain on Purchased and Written Options” The change in the net fair value of the Purchased and Written Options is included in the Statement of Operations as “Net Change in Unrealized Appreciation (Depreciation) on Purchased and Written Options.”

Derivative Transactions – The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of May 31, 2025 and the effect of derivative instruments on the Statement of Operations for the six months ended May 31, 2025.

Location of Derivatives on Statement of Assets and Liabilities
Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
Equity Price Risk:
Purchased Options	Investments in securities at fair value		$287,675
Written Options		Written options, at fair value	(718,763)

For the six months ended May 31, 2025:

Change in Unrealized
	Location of Gain (Loss) on	Realized Gain	Appreciation
	Derivatives on Statement of	(Loss) on	(Depreciation) on
Derivatives	Operations	Derivatives	Derivatives
Equity Price Risk:
Purchased options	Net realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options	$931,692	$(340,268)

Connors Hedged Equity Fund
Notes to the Financial Statements (continued)
May 31, 2025 (Unaudited)

Change in Unrealized
	Location of Gain (Loss) on	Realized Gain	Appreciation
	Derivatives on Statement of	(Loss) on	(Depreciation) on
Derivatives	Operations	Derivatives	Derivatives
Written options	Net realized gain (loss) and change in unrealized appreciation (depreciation) on written options	57,135	78,114

The following table summarizes the average ending monthly fair value of derivatives outstanding during the six months ended May 31, 2025:

Average Ending Monthly
Derivatives	Fair Value(a)
Options Purchased	$291,805
Options Written	(509,193)

(a)	Average based on the 6 months during the period that had activity.

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of May 31, 2025:

Gross Amounts Not Offset
in Statement of Assets and
Liabilities
Net Amounts
	Gross	Gross Amounts	of Liabilities
	Amounts	Offset in	Presented in
	of	Statement of	Statement of
	Recognized	Assets and	Assets and	Financial	Collateral	Net
	Liabilities	liabilities	Liabilities	Instruments	Pledged	Amount
Written Options	$718,763	$—	$718,763	$(718,763)	$—	$—

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Connors Hedged Equity Fund
Notes to the Financial Statements (continued)
May 31, 2025 (Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at the mean between the most recent quoted bid and ask prices. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes

Connors Hedged Equity Fund
Notes to the Financial Statements (continued)
May 31, 2025 (Unaudited)

are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying fund companies. These securities are categorized as Level 1 securities.

Option contracts are generally traded on an exchange and are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Expiring options may be priced at intrinsic value.

For options where market quotations are not readily available, fair value shall be determined by the Adviser. Generally, if market quotations are not readily available and the bid price or ask price is not available and, therefore, an option cannot be valued at the composite price, options may be valued at their last quoted sales price.

If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined by the Adviser, in conformity with policies adopted by the Board. These securities will generally be categorized as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues,

Connors Hedged Equity Fund
Notes to the Financial Statements (continued)
May 31, 2025 (Unaudited)

or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2025:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$47,287,832	$—	$—	$47,287,832
Purchased Put Options	—	287,675	—	287,675
Money Market Funds	1,391,673	—	—	1,391,673
Total	$48,679,505	$287,675	$—	$48,967,180

		Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(3,334)	$(636,666)	$—	$(640,000)
Written Put Options	—	(78,763)	—	(78,763)
Total	$(3,334)	$(715,429)	$—	$(718,763)

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any Level 3 securities during the six months ended May 31, 2025.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly at an annual rate of 0.80% of the average daily net assets of the Fund. For the six months ended May 31, 2025, the Adviser earned a fee of $180,545 from the Fund before the waivers described below. At May 31, 2025, the Fund owed the Adviser $14,876.

The Fund has adopted an Administrative Services Plan (the “Plan”) for its Institutional Class shares effective March 30, 2024. The Plan allows the Fund to pay financial

Connors Hedged Equity Fund
Notes to the Financial Statements (continued)
May 31, 2025 (Unaudited)

intermediaries that provide services relating to Institutional Class shares computed and accrued daily at an annual rate not to exceed 0.10% of the Fund’s average daily net assets. For the six months ended May 31, 2025, the Fund paid $13,541 in administrative service fees. At May 31, 2025, the Fund accrued $4,899 in administrative service fees.

The Adviser has contractually agreed under an expense limitation agreement (the “Expense Limitation Agreement”), until March 31, 2026 to reduce Management Fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund Fees and Expenses; payments, if any, under a Rule 12b-1 Distribution Plan or Administrative Services Plan, extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of the Fund’s business) to 1.05% (1.15% prior to March 31, 2024) of the Fund’s average daily net assets of its Institutional Class shares. The Expense Limitation Agreement may be terminated by the Adviser, or the Board, without approval by the other party, at the end of the then current term upon not less than 90 days’ notice to the other parties as set forth in the Expense Limitation Agreement. The Expense Limitation Agreement will terminate automatically if the Fund’s Advisory Agreement with the Adviser is terminated.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the repayment or at the time of the fee waiver or expense reimbursement, whichever is lower. For the six months ended May 31, 2025, the Adviser waived fees or reimbursed expenses totaling $97,375. As of May 31, 2025, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

Recoverable Through
November 30, 2025	$150,848
November 30, 2026	227,355
November 30, 2027	203,519
May 31, 2028	97,375

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. The Fund’s allocated fees incurred for fund administration, fund accounting and transfer agency for the six months ended May 31, 2025, are reported on the Statement of Operations.

Connors Hedged Equity Fund
Notes to the Financial Statements (continued)
May 31, 2025 (Unaudited)

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Pursuant to a Compliance Consulting Agreement with Beacon Compliance Consulting, Inc. (“Beacon”), Beacon provides the Chief Compliance Officer and compliance services to the Trust. The Fund’s allocated fees incurred for compliance services for the six months ended May 31, 2025, are reported on the Statement of Operations.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Trust pays each Trustee of the Trust who is not an interested person an annual retainer of $5,000. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust. No other compensation or retirement benefits are received by any Trustee or officer from the Fund.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2025, purchases and sales of investment securities, other than short-term investments, were $20,573,171 and $11,678,392, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended May 31, 2025.

NOTE 6. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected.

NOTE 7. FEDERAL TAX INFORMATION

At May 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments, including written options, for tax purposes was as follows:

Gross unrealized appreciation	$8,508,616
Gross unrealized depreciation	(1,780,623)
Net unrealized appreciation on investments	6,727,993
Tax cost of investments	$48,248,417

Connors Hedged Equity Fund
Notes to the Financial Statements (continued)
May 31, 2025 (Unaudited)

The tax character of distributions paid for the fiscal year ended November 30, 2024, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$169,282
Total distributions paid	$169,282

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At November 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$146,064
Undistributed long-term capital gains	268,859
Accumulated capital and other losses	(17,927)
Unrealized appreciation on investments	8,689,028
Total accumulated earnings	$9,086,024

As of November 30, 2024, the Fund had no capital loss carryforwards.

For the fiscal year ended November 30, 2024, the Fund utilized short-term capital loss carryforwards and long-term capital loss carryforwards of $359,138 and $175,795, respectively.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable – disclosed with annual report.

(a)(2) Not applicable

(a)(3) Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Connors Funds

By (Signature and Title)	/s/ Peter Connors
Peter Connors, President and Principal Executive Officer

Date	8/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Peter Connors
Peter Connors, President and Principal Executive Officer

Date	8/5/2025

By (Signature and Title)	/s/ Debora M. Covell
Debora M. Covell, Treasurer and Principal Financial Officer

Date	8/5/2025